Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions
Related Party Transactions

Note 15 – Related Party Transactions

During 2020, the Company entered into a subcontractor agreement with Roccor, LLC, which was a related party until October 30, 2020. Under the subcontractor agreement, the Company provided technical support to Roccor on a government research contract. The total value of the subcontract is $331 to the Company. The period of performance commenced during 2020 and extended to late 2021. Related party revenue from Roccor was $163 for the year ended December 31, 2020.